Subsequent Events	12 Months Ended
Dec. 31, 2014
Subsequent Events [Abstract]
Subsequent Event
Subsequent Event
In January 2015, we repurchased 0.4 million of the Company's common shares for $127.2 million as part of the $1.0 billion share repurchase program announced in the third quarter of 2014 (see Note 19—Stockholders' Equity). Together with the 1.4 million shares repurchased during 2014, these repurchases bring the total repurchased shares to date under this program to 1.8 million for an aggregate expenditure of $500.0 million.